Loans and Related Allowance for Loan Losses (Troubled Debt Restructurings on Financing Receivables) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	9	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 413,000	$ 394,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	442,000	422,000
Financing Receivable, Modifications, Recorded Investment	339,000	$ 363,000
Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 4,000
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	7	7
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 369,000	$ 369,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	397,000	397,000
Financing Receivable, Modifications, Recorded Investment	$ 315,000	$ 340,000
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	1	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 25,000	$ 25,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	25,000	25,000
Financing Receivable, Modifications, Recorded Investment	$ 20,000	$ 23,000
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 19,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	20,000
Financing Receivable, Modifications, Recorded Investment	$ 4,000
Restructured Loan [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract		3
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 189,000
Financing Receivable, Modifications, Post-Modification Recorded Investment		189,000
Financing Receivable, Modifications, Recorded Investment		$ 186,000
Restructured Loan [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 19,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	20,000
Financing Receivable, Modifications, Recorded Investment	$ 4,000
Restructured Loan [Member] | Commercial Loan [Member] | Commercial Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 19,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	20,000
Financing Receivable, Modifications, Recorded Investment	$ 4,000
Restructured Loan [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract		3
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 189,000
Financing Receivable, Modifications, Post-Modification Recorded Investment		189,000
Financing Receivable, Modifications, Recorded Investment		$ 186,000